Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Deferred tax assets:
Allowance for loan losses	$ 21,421	$ 19,683	$ 22,686
Compensation	606	329	320
Net operating loss carryforward	94	119	170
Securities available for sale	(1,310)	3,758	4,144
Other real estate owned	15,462	13,721	7,072
Core deposit intangible and other fair value adjustments	11,227	10,573	6,617
Excess tax basis of loans acquired over carrying value	8,438	9,595	10,879
Other	4,976	6,272	5,668
Total deferred tax assets	60,914	64,050	57,556
Deferred tax liabilities:
Goodwill and other intangibles	(3,707)	(9,099)	(5,143)
Securities available for sale		0	0
Premises and equipment	(11,037)	(4,390)	(6,132)
Excess carrying value of FDIC indemnification asset and clawback liability	(1,557)	(4,280)	(11,943)
Other	(912)	(1,578)	(1,712)
Total deferred tax liabilities	(17,213)	(19,347)	(24,930)
Net deferred tax assets	$ 43,701	$ 44,703	$ 32,626